Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]
	March 31, 202 3	March 31, 202 2
Trade payables	9,227,928	4,969,507
Advance from customers	1,238,312	1,050,899
Accrued expenses	1,766,653	4,106,167
Other payables	612,665	1,210,313
	12,845,558	11,336,886

Financial liabilities included in trade and other payables	11,267,576	10,510,409